SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Summary Of Accounting Policies [Line Items]
Cash and cash equivalents, maturities	three months or less	three months or less
Time deposits, maturity	greater than three months but less than a year	greater than three months but less than a year
Advertising costs	¥ 2,400	$ 300	¥ 1,000	¥ 300
Capital lease terms	For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the properties estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.	For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the properties estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.
Income Tax Examination, Likelihood of Unfavorable Settlement	tax position if a tax return position or future tax position is "more likely than not" to be sustained upon examination based solely on the technical merits of the position. Tax positions that meet the "more likely than not" recognition threshold are measured at the largest amount of tax benefit, determined on a cumulative probability basis, that has a greater than fifty percent likelihood of being realized upon settlement.	tax position if a tax return position or future tax position is "more likely than not" to be sustained upon examination based solely on the technical merits of the position. Tax positions that meet the "more likely than not" recognition threshold are measured at the largest amount of tax benefit, determined on a cumulative probability basis, that has a greater than fifty percent likelihood of being realized upon settlement.
Other than Temporary Impairment Losses, Investments	¥ 149,896	$ 21,801	28,781	3,440
Account Handling Expenses	6,800	1,000	2,900	600
Server Leasing and Maintenance Expenses	6,100	900	8,200	8,300
Lottery Insurance Expenses	20,400	3,000	7,000
Platform Fee	12,100	1,800	4,500
Regulatory and compliance Fees	2,000	300	600
Amortization of intangible assets	32,910	4,787	26,102	6,846
Cost of Services [Member]
Summary Of Accounting Policies [Line Items]
Amortization of intangible assets	¥ 31,500	$ 4,600	¥ 13,700	¥ 3,000
China, Yuan Renminbi [Member]
Summary Of Accounting Policies [Line Items]
Currency exchange rate	6.8755	6.8755
United States of America, Dollars [Member]
Summary Of Accounting Policies [Line Items]
Currency exchange rate	1.00	1.00